SHORT-TERM INVESTMENTS	12 Months Ended
Feb. 28, 2019
Cash and Cash Equivalents [Abstract]
Short Term Investments [Text Block]
4.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of	As of
	February 28,	February 28,
	2018	2019

Held-to-maturity investments (1)	$718,541	$168,761
Variable-rate financial instruments (2)	18,224	99,663
Trading securities (3)	50,626	-

	$787,391	$268,424

(1)
The Group purchased wealth management products from financial institutions in China and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs.

(2)
The Group purchased several investment products indexed to certain stock or stock markets with maturities less than one year. The Group accounted for them at fair value and recognized a gain of $51 and a loss of $337 resulting from changes in fair
value for the years ended February 28, 2018 and 2019, respectively.

(3)
The Group accounted for its investment in trading securities at fair value and recognized
a gain of $626
resulting from changes in fair value for the year ended
February 28, 2018.
During the year ended February 28, 2019, the investment was disposed and a gain of
$
21
was recognized.